Non-Controlling Interests - Earnings of Subsidiaries with Non-Controlling Interests (Details) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 04, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenue			$ 2,845	$ 3,355	$ 2,976
Net earnings			239	796	161
Total comprehensive income (loss)			444	893	(263)
Amounts attributable to the non-controlling interests:
Net earnings (loss)			10	101	111
Total comprehensive income (loss)			10	76	55
Dividend declared					25
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Revenue			167	290	347
Net earnings			9	121	143
Total comprehensive income (loss)			9	121	143
Amounts attributable to the non-controlling interests:
Net earnings (loss)			9	80	91
Total comprehensive income (loss)			9	80	91
Dividends paid to non-controlling interests			40	$ 148	87
Kent Hills Wind L.P.
Disclosure of subsidiaries [line items]
Revenue	$ 7		34
Net earnings	2		7
Total comprehensive income (loss)	2		7
Amounts attributable to the non-controlling interests:
Net earnings (loss)	0		1
Total comprehensive income (loss)	$ 0		$ 1
TransAlta Renewables, Inc. Including Kent Hills Wind LP
Disclosure of subsidiaries [line items]
Revenue		$ 303			560
Net earnings		56			74
Total comprehensive income (loss)		(7)			(67)
Amounts attributable to the non-controlling interests:
Net earnings (loss)		21			20
Total comprehensive income (loss)		(4)			(36)
Dividends paid to non-controlling interests		$ 75			$ 100